ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Accounts receivable
Accounts receivable	¥ 25,080		¥ 10,903		¥ 17,124
Allowance for uncollectible Accounts receivable		¥ (1,179)		¥ (2,187)	(2,058)
Accounts receivable, net	25,080		10,903		15,066
Movement of allowance for uncollectible receivables
Opening balance	2,058	23,256	2,058	23,256
Current period net provision		(8,285)		(9,059)
Write off in the current period	(2,058)	(13,792)
Write off in the current period			(2,058)	(12,009)
Ending balance		1,179		2,187
Contract assets
Contract assets	4,090,926		3,716,319		3,619,516
Allowance for Uncollectible Contract assets	(324,713)	(263,463)	(319,933)	(298,234)	(313,854)
Contract assets, net	3,766,213		3,396,386		3,305,662
Movement of allowance for uncollectible contract assets
Opening balance	313,854	232,571	313,854	232,571
Current year net provision	103,625	86,860	159,616	167,556
Write off in the current period	(92,766)	(55,968)	(153,537)	(101,893)
Ending balance	324,713	263,463	319,933	298,234
Accounts receivable and contract assets
Accounts receivable and contract assets	662,262		486,886		959,024
Allowance for uncollectible accounts receivable and contract assets	(125,176)		(107,867)		(122,017)
Accounts receivable and contract Assets, net	537,086		379,019		837,007
Opening balance	122,017	8,299	122,017	8,299
Current year net provision	13,400	78,542	11,171	127,705
Write off in the current period	(10,241)	(3,028)	(25,321)	(9,987)
Ending balance	125,176	83,813	107,867	126,017
Amount of contract assets originated in fiscal year prior to current fiscal year					3,636,640
Amount of contract assets originated in current fiscal year	4,116,006		3,727,222
2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	3,257,055		3,316,652
2021
Accounts receivable and contract assets
Amount of contract assets originated in fiscal year prior to current fiscal year					3,207,537
Amount of contract assets originated in current fiscal year	757,489		385,466
2020
Accounts receivable and contract assets
Amount of contract assets originated in fiscal year prior to current fiscal year					429,103
Amount of contract assets originated in current fiscal year	101,462		25,104
Loan facilitation service
Accounts receivable
Accounts receivable					502
Allowance for uncollectible Accounts receivable		(37)		(467)	(375)
Accounts receivable, net					127
Movement of allowance for uncollectible receivables
Opening balance	375	17,462	375	17,462
Current period net provision		(10,043)		(10,904)
Write off in the current period	(375)	(7,382)
Write off in the current period			(375)	(6,091)
Ending balance		37		467
Contract assets
Contract assets	3,276,001		3,130,934		3,097,872
Allowance for Uncollectible Contract assets	(299,395)	(246,897)	(297,032)	(281,240)	(287,397)
Contract assets, net	2,976,606		2,833,902		2,810,475
Movement of allowance for uncollectible contract assets
Opening balance	287,397	222,526	287,397	222,526
Current year net provision	77,952	64,947	118,281	132,648
Write off in the current period	(65,954)	(40,576)	(108,646)	(73,934)
Ending balance	299,395	246,897	297,032	281,240
Accounts receivable and contract assets
Amount of contract assets originated in fiscal year prior to current fiscal year					3,098,373
Amount of contract assets originated in current fiscal year	3,276,001		3,130,934
Loan facilitation service | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	2,447,427		2,744,208
Loan facilitation service | 2021
Accounts receivable and contract assets
Amount of contract assets originated in fiscal year prior to current fiscal year					2,708,137
Amount of contract assets originated in current fiscal year	742,111		369,128
Loan facilitation service | 2020
Accounts receivable and contract assets
Amount of contract assets originated in fiscal year prior to current fiscal year					390,236
Amount of contract assets originated in current fiscal year	86,463		17,598
Post facilitation service
Accounts receivable
Accounts receivable					5,825
Allowance for uncollectible Accounts receivable		(1,142)		(1,720)	(1,683)
Accounts receivable, net					4,142
Movement of allowance for uncollectible receivables
Opening balance	1,683	3,958	1,683	3,958
Current period net provision		1,758		1,845
Write off in the current period	(1,683)	(4,574)
Write off in the current period			(1,683)	(4,082)
Ending balance		1,142		1,720
Contract assets
Contract assets	463,530		364,824		282,767
Allowance for Uncollectible Contract assets	(25,318)	(16,566)	(22,901)	(16,994)	(26,457)
Contract assets, net	438,212		341,923		256,310
Movement of allowance for uncollectible contract assets
Opening balance	26,457	10,045	26,457	10,045
Current year net provision	25,673	21,913	41,335	34,908
Write off in the current period	(26,812)	(15,392)	(44,891)	(27,959)
Ending balance	25,318	16,566	22,901	16,994
Accounts receivable and contract assets
Amount of contract assets originated in fiscal year prior to current fiscal year					288,593
Amount of contract assets originated in current fiscal year	463,530		364,824
Post facilitation service | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	433,153		340,980
Post facilitation service | 2021
Accounts receivable and contract assets
Amount of contract assets originated in fiscal year prior to current fiscal year					249,726
Amount of contract assets originated in current fiscal year	15,378		16,338
Post facilitation service | 2020
Accounts receivable and contract assets
Amount of contract assets originated in fiscal year prior to current fiscal year					38,867
Amount of contract assets originated in current fiscal year	14,999		7,506
Referral services
Accounts receivable
Accounts receivable	25,080		10,903		10,797
Allowance for uncollectible Accounts receivable
Accounts receivable, net	25,080		10,903		10,797
Movement of allowance for uncollectible receivables
Opening balance		1,836		1,836
Write off in the current period		(1,836)
Write off in the current period				(1,836)
Contract assets
Contract assets	351,395		220,561		238,877
Contract assets, net	351,395		220,561		238,877
Accounts receivable and contract assets
Amount of contract assets originated in fiscal year prior to current fiscal year					249,674
Amount of contract assets originated in current fiscal year	376,475		231,464
Referral services | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	376,475		231,464
Referral services | 2021
Accounts receivable and contract assets
Amount of contract assets originated in fiscal year prior to current fiscal year					249,674
Contract assets | Loan facilitation service
Accounts receivable and contract assets
Accounts receivable and contract assets	592,384		443,777		953,846
Allowance for uncollectible accounts receivable and contract assets	(118,719)		(101,661)		(120,208)
Accounts receivable and contract Assets, net	473,665		342,116		833,638
Opening balance	120,208	8,072	120,208	8,072
Current year net provision	5,594	77,069	(1,012)	122,560
Write off in the current period	(7,083)	(1,497)	(17,535)	(5,209)
Ending balance	118,719	83,644	101,661	125,423
Contract assets | Post facilitation service
Accounts receivable and contract assets
Accounts receivable and contract assets	15,762		18,051		5,178
Allowance for uncollectible accounts receivable and contract assets	(6,457)		(6,206)		(1,809)
Accounts receivable and contract Assets, net	9,305		11,845		¥ 3,369
Opening balance	1,809	227	1,809	227
Current year net provision	7,806	1,473	12,183	5,145
Write off in the current period	(3,158)	(1,531)	(7,786)	(4,778)
Ending balance	6,457	¥ 169	6,206	¥ 594
Contract assets | Referral services
Accounts receivable and contract assets
Accounts receivable and contract assets	54,116		25,058
Accounts receivable and contract Assets, net	¥ 54,116		¥ 25,058